Annual Operating Expenses - FidelityShort-TermBondIndexFund-PRO - FidelityShort-TermBondIndexFund-PRO - Fidelity Short-Term Bond Index Fund - Fidelity Short-Term Bond Index Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%